STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 40,252,409
Dividends	47,242,928
Interest	1,566,450
Net investment income	89,061,787
Other income:
Interest income on notes receivable from participants	413,794
Contributions:
Participant	35,362,438
Participant rollover	4,881,293
Employer, net of forfeitures	14,701,563
Total contributions, net of forfeitures	54,945,294
TOTAL ADDITIONS	144,420,875
DEDUCTIONS TO NET ASSETS AVAILABLE FOR BENEFITS ATTRIBUTED TO:
Benefits paid to participants	50,755,245
Administrative expenses	195,955
TOTAL DEDUCTIONS	50,951,200
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	93,469,675
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	635,736,311
End of year	$ 729,205,986